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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Piper Jaffray Companies
Address: 800 Nicollet Mall
         Suite 800
         Minneapolis, MN 55402-7020

Form 13F File Number: 28-10776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tim Carter
Title: Treasurer
Phone: 612 303-6000

Signature, Place, and Date of Signing:


Tim Carter                               Minneapolis, MN    11/09/09
-------------------------------------   -----------------   --------------------
[Signature]                               [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           40

Form 13F Information Table Value Total:      $52,588
                                          (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
COLUMN 1                         COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
51JOB INC                    SP ADR REP COM  316827104       42     3,036 SH                               3,036      0    0
AIRTRAN HLDGS INC            NOTE 7.000% 7/0 00949PAB4    3,950 4,000,000 PRN                          4,000,000      0    0
ALCOA INC                    NOTE 5.250% 3/1 013817AT8    5,500 2,500,000 PRN                          2,500,000      0    0
ALLIANCE DATA SYSTEMS CORP   NOTE 1.750% 8/0 018581AD0    4,659 4,840,000 PRN                          4,840,000      0    0
ALLIANCE HEALTHCARE SRVCS IN COM NEW         018606202       57    10,000 SH                              10,000      0    0
AMERICAN MED SYS HLDGS INC   NOTE 3.250% 7/0 02744MAA6    1,297 1,229,000 PRN                          1,229,000      0    0
ASPECT MED SYS INC           NOTE 2.500% 6/1 045235AB4    3,935 4,000,000 PRN                          4,000,000      0    0
BRIDGEPOINT ED INC           COM             10807M105        2       100 SH                                 100      0    0
CADENCE DESIGN SYSTEM INC    NOTE 1.500%12/1 127387AF5      897 1,120,000 PRN                          1,120,000      0    0
CHANGYOU COM LTD             ADS REP CL A    15911M107        7       200 SH                                 200      0    0
CRAY INC                     NOTE 3.000%12/0 225223AB2       23    23,000 PRN                             23,000      0    0
CYBERONICS INC               COM             23251P102        2       100 SH                                 100      0    0
E M C CORP MASS              NOTE 1.750%12/0 268648AM4      616   500,000 PRN                            500,000      0    0
EARTHLINK INC                NOTE 3.250%11/1 270321AA0    4,910 4,459,000 PRN                          4,459,000      0    0
EXPEDIA INC DEL              COM             30212P105        2        66 SH                                  66      0    0
FINANCIAL FED CORP           COM             317492106      247    10,000 SH                              10,000      0    0
GREAT ATLANTIC & PAC TEA INC NOTE 5.125% 6/1 390064AJ2    2,762 2,900,000 PRN                          2,900,000      0    0
HOLOGIC INC                  FRNT 2.000%12/1 436440AA9      916 1,121,000 PRN                          1,121,000      0    0
HOME INNS & HOTELS MGMT INC  SPON ADR        43713W107        9       300 SH                                 300      0    0
INCYTE CORP                  NOTE 3.500% 2/1 45337CAF9    1,491 1,500,000 PRN                          1,500,000      0    0
KENSEY NASH CORP             COM             490057106        2        85 SH                                  85      0    0
KING PHARMACEUTICALS INC     NOTE 1.250% 4/0 495582AJ7      258   300,000 PRN                            300,000      0    0
LCA-VISION INC               COM PAR $.001   501803308        1       100 SH                                 100      0    0
MACROVISION CORP             NOTE 2.625% 8/1 555904AB7      519   400,000 PRN                            400,000      0    0
MASIMO CORP                  COM             574795100        6       236 SH                                 236      0    0
MEDTRONIC INC                NOTE 1.625% 4/1 585055AM8    1,975 2,000,000 PRN                          2,000,000      0    0
MENTOR GRAPHICS CORP         SDCV 6.250% 3/0 587200AF3       59    61,000 PRN                             61,000      0    0
NANOSPHERE INC               COM             63009F105        4       515 SH                                 515      0    0
NII HLDGS INC                NOTE 3.125% 6/1 62913FAJ1    4,295 4,916,000 PRN                          4,916,000      0    0
NYSE EURONEXT                COM             629491101    1,837    63,578 SH                              63,578      0    0
OPTIMER PHARMACEUTICALS INC  COM             68401H104       63     4,662 SH                               4,662      0    0
PHARMACEUTICAL RES INC       NOTE 2.875% 9/3 717125AC2      107   110,000 PRN                            110,000      0    0
RF MICRODEVICES INC          NOTE 1.000% 4/1 749941AJ9      147   168,000 PRN                            168,000      0    0
ROPER INDS INC NEW           NOTE 1/1        776696AA4      202   320,000 PRN                            320,000      0    0
SAVVIS INC                   NOTE 3.000% 5/1 805423AA8    1,730 2,000,000 PRN                          2,000,000      0    0
SMITH & WESSON HLDG CORP     NOTE 4.000%12/1 831756AB7    2,328 2,500,000 PRN                          2,500,000      0    0
SUNPOWER CORP                DBCV 4.750% 4/1 867652AC3      803   625,000 PRN                            625,000      0    0
SYNAPTICS INC                NOTE 0.750%12/0 87157DAB5       21    21,000 PRN                             21,000      0    0
TRANSOCEAN INC               NOTE 1.625%12/1 893830AU3      547   550,000 PRN                            550,000      0    0
UNITED STATES STL CORP NEW   NOTE 4.000% 5/1 912909AE8    6,360 4,000,000 PRN                          4,000,000      0    0